Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Status of Partnership's Unvested Equity-Based Awards
A summary of the status of Blackstone’s unvested equity-based awards as of December 31, 2023 and of changes during the period January 1, 2023 through December 31, 2023 is presented below:

	Blackstone Holdings		Blackstone Inc.
			Equity Settled Awards		Cash Settled Awards
		Weighted-		Weighted-		Weighted-
		Average	Deferred	Average		Average
	Partnership	Grant Date	Restricted Shares	Grant Date	Phantom	Grant Date
Unvested Shares/Units	Units	Fair Value	of Common Stock	Fair Value	Shares	Fair Value
Balance, December 31, 2022	11,029,996	$38.02	31,001,563	$82.94	48,886	$85.04
Granted	209,498	33.73	15,590,890	85.21	69,267	93.20
Vested	(6,305,456)	37.25	(9,179,271)	74.20	(13,840)	103.38
Forfeited	(348,145)	38.30	(956,538)	87.22	(18,866)	68.63

Balance, December 31, 2023	4,585,893	$38.94	36,456,644	$86.05	85,447	$114.50

Unvested Shares and Units, After Expected Forfeitures
The following unvested shares and units, after expected forfeitures, as of December 31, 2023, are expected to vest:

		Weighted-
		Average
		Service Period
	Shares/Units	in Years
Blackstone Holdings Partnership Units	4,646,877	0.8
Deferred Restricted Shares of Common Stock	32,671,159	2.9

Total Equity-Based Awards	37,318,036	2.6

Phantom Shares	71,674	3.0